Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of Transactions Between Related Parties
A.	Balances with related parties (consolidated)
Composition:
	December 31
	2024	2023
	NIS in thousands
Other receivables (Note 12B)	614	3,429

Schedule of Employed and Non Employed Employment Benefits

1. Benefits in respect of the employment of key management personnel (including directors) (*) who are employed in the Company:

	For the year ended December 31
	2024		2023		2022
		Amount		Amount		Amount
	Number of people	NIS in thousands	Number of people	NIS in thousands	Number of people	NIS in thousands

Short-term employee benefits	4	1,807	4	2,628	4	2,198
Management fees	1	759	1	781	1	675
Share-based payment	4	1,537	4	1,346	4	6,362
	4	4,103	4	4,755	4	9,235

(*) The key management personnel include the Chairman of the Board, the Company’s CEO, CFO and the COO

Note 23 - Balances and Transactions with Related Parties: (Cont.)

2. Benefits in respect of key management personnel (including directors) who are not employees of the Company:

	For the year ended December 31
	2024		2023		2022
		Amount		Amount		Amount
	Number of people	NIS in thousands	Number of people	NIS in thousands	Number of people	NIS in thousands

Management fees	4	556	4	518	4	739
Share-based payment	4	43	3	0	3	14
	4	599	4	518	4	753

(*) The key management personnel who are not employees of the Company include one director, two outside directors, and one independent director.